Annual Fund Operating Expenses - Class T - DWS Strategic High Yield Tax-Free Fund - Class T	Oct. 01, 2021
Operating Expenses:
Management fee	0.41%
Distribution/service (12b-1) fees	0.25%
Interest expense	0.03%
Other expenses	0.29%	[1]
Total other expenses	0.32%
Total annual fund operating expenses	0.98%
Fee waiver/expense reimbursement	0.10%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.88%

[1]	”Other expenses“ for Class T are based on estimated amounts for the current fiscal year.